Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,192,000
Previously Paid Amount	0.00
Total Fee Amount	1,821.82
Total Offset Amount	0.00
Net Fee	1,821.82
Narrative - Max Aggregate Offering Price	$ 13,192,000
Final Prospectus	true